Note 5 - Critical Accounting Estimates and Judgments - Schedule of Key Assumptions for Reclamation Obligations (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate, measurement input [member]
Statement Line Items [Line Items]
Key assumptions		0.0302	0.0328
Risk-free interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Key assumptions	0.0323
Risk-free interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Key assumptions	0.0333
Annual inflation rate, measurement input [member]
Statement Line Items [Line Items]
Key assumptions		0.0225	0.025
Annual inflation rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Key assumptions	0.0229	0.0225
Annual inflation rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Key assumptions	0.0283	0.0261